Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Remeasurement of secured note	$ 24,897		$ 56,463
Gain on disposition of mineral interests				21,943
Corporate and administrative expenses	(2,986)	(1,838)	(10,455)	(8,626)
Impairment of investment in associate			(873)
Equity loss of associate	(53)	(47)	(143)	(179)
Other income - flow-through shares	786	713	966	1,047
Environmental rehabilitation (expense) gain	(141)		(99)	43
Unrealized gain (loss) on convertible notes receivable	10	(4)	(9)	118
Foreign exchange gain (loss)	(11,096)	489	(12,055)	95
Finance costs, interest expense and other income	(28)	48	(3,447)	(102)
Interest income	1,235	35	1,311	135
Earnings (loss) before income taxes	12,624	(604)	31,659	14,474
Income tax expense	(7,579)	(218)	(13,806)	(5,033)
Net earnings (loss) for the period	5,045	(822)	17,853	9,441
Other comprehensive income (loss)
Remeasurement of secured note	2,329		25,873
Change in fair value of marketable securities	(25)	167	(72)	(469)
Tax impact	(625)	(23)	(6,976)	61
Total other comprehensive income (loss)	1,679	144	18,825	(408)
Comprehensive income (loss) for the period	$ 6,724	$ (678)	$ 36,678	$ 9,033
Weighted average number of common shares outstanding
Basic (in Shares)	80,282,633	77,113,125	79,897,513	75,759,358
Diluted (in Shares)	81,044,960	77,113,125	80,659,840	77,573,522
Earnings per common share
Basic (in Dollars per share)	$ 0.06	$ (0.01)	$ 0.22	$ 0.12
Diluted (in Dollars per share)	$ 0.06	$ (0.01)	$ 0.22	$ 0.12